Commitments and contingencies	12 Months Ended
Dec. 31, 2020
Commitments And Contingencies Disclosure [Abstract]
Commitments and contingencies

21.   Commitments and contingencies:

(a)	Operating leases:

At December 31, 2020, the commitment under operating leases for vessels is $917,130,000 for 2021 to 2029  and for other leases is $9,893,000 for 2021 to 2024. Total commitments under these leases are as follows:

2021	$147.1
2022	143.1
2023	144.6
2024	147.8
2025	125.7
Thereafter	218.7
$927.0

For operating leases indexed to three month LIBOR, commitments under these leases are calculated using the LIBOR in place as at December 31, 2020 for the Company.

(b)	Vessels under construction:

In November 2020, the Company entered into agreements to build five 12200 TEU containerships for an aggregate purchase price of $419,825,000, net of address commissions. The amount is payable in four installments. As of December 31, 2020, $41,982,500, net of address commissions relating to the first installment was paid. The Company has outstanding commitments for the remaining installment payments as follows:

2021	$142.7
2022	235.1
Total	$377.8

(c)	Letter of credit:

As at December 31, 2020, the Company has $11,686,000 in letters of credit outstanding in support of its mobile power generation business, all of which are unused.